Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, gross at beginning of period	$ 297,999	$ 185,453
Accumulated impairment loss, beginning balance	(39,002)	(5,201)
Goodwill, beginning balance	258,997	180,252
Goodwill Transactions
Acquisitions		113,039
Foreign exchange	(1,770)	(493)
Impairment loss	(31,445)	(33,801)
Disposal	(114,700)
Goodwill, gross at ending of period	181,529	297,999
Accumulated impairment loss, ending balance	(70,447)	(39,002)
Goodwill, ending balance	111,082	258,997
Operating Segments [Member] | Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	119,896	120,294
Accumulated impairment loss, beginning balance	0	0
Goodwill, beginning balance	119,896	120,294
Goodwill Transactions
Acquisitions		0
Foreign exchange	(415)	(398)
Impairment loss	0	0
Disposal	(109,224)
Goodwill, gross at ending of period	10,257	119,896
Accumulated impairment loss, ending balance	0	0
Goodwill, ending balance	10,257	119,896
Operating Segments [Member] | Platform Channel [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	172,902	59,958
Accumulated impairment loss, beginning balance	(33,801)	0
Goodwill, beginning balance	139,101	59,958
Goodwill Transactions
Acquisitions		113,039
Foreign exchange	(1,355)	(95)
Impairment loss	(31,445)	(33,801)
Disposal	(5,476)
Goodwill, gross at ending of period	166,071	172,902
Accumulated impairment loss, ending balance	(65,246)	(33,801)
Goodwill, ending balance	100,825	139,101
Operating Segments [Member] | Others [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	5,201	5,201
Accumulated impairment loss, beginning balance	(5,201)	(5,201)
Goodwill, beginning balance	0	0
Goodwill Transactions
Acquisitions		0
Foreign exchange	0	0
Impairment loss	0	0
Disposal	0
Goodwill, gross at ending of period	5,201	5,201
Accumulated impairment loss, ending balance	(5,201)	(5,201)
Goodwill, ending balance	$ 0	$ 0